                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: _______
     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    EagleRock Capital Management, LLC
Address: 24 West 40th St., 10th Floor
         New York, New York 10018

Form 13F File Number: 28-11010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nader Tavakoli
Title: Managing Member
Phone: 212-278-2140

Signature, Place, and Date of Signing:


/s/ Nader Tavakoli                      New York, New York   February 14, 2008
-------------------------------------   ------------------   -----------------

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         95
Form 13F Information Table Value Total:   $137,810
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
           COLUMN 1                 COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
           --------                 --------      -------- --------        --------         --------  --------        --------
                                                             VALUE   SHRS OR  SHRS / PUT / INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT   PRN    CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------                 ----------------- --------- -------- --------- ------ ----- ---------- -------- --------- ------ ----
ACA Capital Holdings Inc.      Common            000833103    1,477 1,737,578 Shrs         Sole              0 1,737,578
ANNALY CAPITAL MANAGEMENT INC. Common            035710409      500    27,523 Shrs         Sole              0    27,523
Assured Guaranty LTD (Bermude) Common            g058r106       805    30,318 Shrs         Sole              0    30,318
Bearingpoint Inc.              Common            074002106    2,332   823,916 Shrs         Sole              0   823,916
Boots & Coots Int'l Well
Contr.                         Common            099469504    6,408 3,931,107 Shrs         Sole              0 3,931,107
CONSTAR INTERNATIONAL INC.     Common            21036u107   11,058 2,710,382 Shrs         Sole              0 2,710,382
Churchill Ventures Ltd.        Common            17157P208    1,642   200,000 Shrs         Sole              0   200,000
Citadel Broadcasting Corp.     Common            17285T106      718   348,582 Shrs         Sole              0   348,582
Coeur D'alene Mines Corp.      Common            192108108    3,084   624,337 Shrs         Sole              0   624,337
Countrywide Financial Corp.    Common            222372104      652    72,938 Shrs         Sole              0    72,938
Darden Restaurants Inc.        Common            237194105      457    16,502 Shrs         Sole              0    16,502
Darling International Inc.     Common            237266101   33,524 2,899,970 Shrs         Sole              0 2,899,970
Daystar Technologies Inc.      Common            23962Q100    2,760   441,649 Shrs         Sole              0   441,649
Delta Air Lines, Inc.          Common            247361702      527    35,400 Shrs         Sole              0    35,400
DENDERON CORP.                 Common            24823Q107    1,456   234,079 Shrs         Sole              0   234,079
Eddie Bauer Holdings Inc.      Common            071625107      352    55,389 Shrs         Sole              0    55,389
Emerson Electric Co            Common            291011104    1,124    19,840 Shrs         Sole              0    19,840
Endwave Corp.                  Common            29264A206   10,510 1,445,658 Shrs         Sole              0 1,445,658
Flextronics Intl Ltd.          Common            y2573f102      603    50,000 Shrs         Sole              0    50,000
GLG Partners Inc.              Common            37929x107      177    13,000 Shrs         Sole              0    13,000
Glamis Gold Ltd.               Common            37929X107      435    32,000 Shrs         Sole              0    32,000
Gold Fields Ltd.               ADR               38059t106    1,633   115,000 Shrs         Sole              0   115,000
HIMAX TECHNOLOGIES INC SPONSOR ADR               43289p106      493   115,445 Shrs         Sole              0   115,445
Ico Global Communications
Holdings Ltd.                  Common            44930K108    2,170   682,303 Shrs         Sole              0   682,303
International Coal Group Inc.  Common            45928H106      831   155,047 Shrs         Sole              0   155,047
Inventure Group Inc.           Common            461214108    1,596   715,867 Shrs         Sole              0   715,867
JetBlue Airways Corporation    Common            477143101    3,239   548,938 Shrs         Sole              0   548,938
Krispy Kreme Doughnuts, Inc.   Common            501014104      332   105,000 Shrs         Sole              0   105,000
LEVEL 3 COMMUNICATIONS, INC.   Common            52729n100    1,520   500,000 Shrs         Sole              0   500,000
MPC Corp.                      Common            553166109      101   160,090 Shrs         Sole              0   160,090
MRV Communications             Common            553477100      462   199,416 Shrs         Sole              0   199,416
Merrill Lynch & Co.            Common            590188108      752    14,000 Shrs         Sole              0    14,000
Mindspeed Technologies Inc.    Common            602682106      219   179,807 Shrs         Sole              0   179,807
Myers Inds Inc..               Common            628464109      583    40,274 Shrs         Sole              0    40,274
Northwest Airlines Inc.        Common            667280408      395    27,200 Shrs         Sole              0    27,200
Openwave Systems Inc.          Common            683718308      215    82,509 Shrs         Sole              0    82,509
Orient Express Hotels Ltd.     Common            G67743107    1,952    33,930 Shrs         Sole              0    33,930
Powershares Global Water Pt Et Common            73935x575      449    21,000 Shrs         Sole              0    21,000
QWEST COMMUNICATIONS INT'L INC Common            749121109      771   110,000 Shrs         Sole              0   110,000

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
Quantum Corp-DDSG Com          Common            747906204      276   102,773 Shrs         Sole              0   102,773
Ramtron Intl Corp.             Common            751907304      244    56,635 Shrs         Sole              0    56,635
REVLON CLASS A COMMON STOCK    Common            761525500    2,503 2,121,068 Shrs         Sole              0 2,121,068
Rite-Aid Corp.                 Common            767754104      268    96,118 Shrs         Sole              0    96,118
SIX FLAGS INC CMN              Common            83001p109      602   296,523 Shrs         Sole              0   296,523
SLM Corporation                Common            78442P106    1,069    53,067 Shrs         Sole              0    53,067
SPECTRUM BRANDS INC CMN        Common            84762l105      379    71,100 Shrs         Sole              0    71,100
Sanmina Corp.                  Common            800907107      445   244,299 Shrs         Sole              0   244,299
Silver Wheaton Corp.           Common            828336107    1,376    81,109 Shrs         Sole              0    81,109
Sirius Satellite Radio, Inc.   Common            82966u103      920   303,794 Shrs         Sole              0   303,794
Smith & Wesson Holding Corp    Common            831756101    1,888   309,565 Shrs         Sole              0   309,565
Spartan Motors, Inc.           Common            846819100      605    79,139 Shrs         Sole              0    79,139
Sprint Nextel Corp.            Common            852061100      857    65,299 Shrs         Sole              0    65,299
Starbucks Corporation          Common            855244109    1,192    58,240 Shrs         Sole              0    58,240
Tenet Healthcare Inc.          Common            88033g100    6,213 1,223,087 Shrs         Sole              0 1,223,087
Thermadyne Holdings            Common            883435307      151    13,100 Shrs         Sole              0    13,100
TOWERSTREAM CORP COM TK        Common            892000100    3,206 1,044,214 Shrs         Sole              0 1,044,214
TRAVELCENTERS OF AMERICA LLC   Common            894174101    2,192   175,382 Shrs         Sole              0   175,382
Trident Microsystems           Common            895919108      276    42,115 Shrs         Sole              0    42,115
United Rentals, Inc.           Common            911363109    3,227   175,782 Shrs         Sole              0   175,782
Uranium Resources, Inc.        Common            916901507      265    21,198 Shrs         Sole              0    21,198
Viewpoint Corp                 Common            92672P108      759   643,327 Shrs         Sole              0   643,327
Website Pros Inc.              Common            94769V105      121    10,400 Shrs         Sole              0    10,400
Widepoint Corp.                Common            967590100    1,540 1,438,971 Shrs         Sole              0 1,438,971
XM SATELLITE RADIO HOLDINGS
INC.                           Common            983759101    1,017    83,100 Shrs         Sole              0    83,100
Xoma Ltd                       Common            G9825R107      261    77,045 Shrs         Sole              0    77,045
Zix Corp.                      Common            98974P100    1,423   309,317 Shrs         Sole              0   309,317
Charter Comm, Inc.             Common            16117MAE7      917 1,150,000 Shrs         Sole              0 1,150,000
Mirant Corporation             *W Exp. 1/03/201  60467R126      564    28,862 Shrs         Sole              0    28,862
Mirant Corporation             *W Exp. 1/03/201  60467R118      635    34,469 Shrs         Sole              0    34,469
Syntroleum Corp                *W Exp. 5/26/200  871630125       13    61,225 Shrs         Sole              0    61,225
Daystar Technologies Inc.
Feb 1                          *W Exp. 3/22/200  23962Q126      946   406,160 Shrs         Sole              0   406,160
GLG Partners Inc 12/28/201     *W Exp. 12/28/200 37929x115      849   141,000 Shrs         Sole              0   141,000
Millennium India 07/19/201     *W Exp. 7/19/201  60039q119       66    34,655 Shrs         Sole              0    34,655
Ambac Finl Group Inc.          Common            023139108      318   100,000 Shrs   Call  Sole              0   100,000
Advanced Micro. Devices Inc.   Common            007903107      112   175,000 Shrs   Call  Sole              0   175,000
AMR CORP                       Common            001765106      153   200,000 Shrs   Call  Sole              0   200,000
CONTINENTAL AIRLINE INC.       Common            210795308      210   175,200 Shrs   Call  Sole              0   175,200
Circuit City Stores Inc.       Common            172737108      110   100,000 Shrs   Call  Sole              0   100,000
CROCS INC.                     Common            227046109       68   300,000 Shrs   Call  Sole              0   300,000
Cablevision Systems Corp.      Common            12686C109      120   150,000 Shrs   Call  Sole              0   150,000
Delta Airline Inc.             Common            247361702       66    65,900 Shrs   Call  Sole              0    65,900

Darden Restaurants Inc.        Common            237266101       47   135,000 Shrs   Call  Sole              0   135,000
Eastman Kodak Co.              Common            277461189       40   100,000 Shrs   Call  Sole              0   100,000
Ford Motors Corp.              Common            345370860       85   100,000 Shrs   Call  Sole              0   100,000
Jet Blue Airways Corp.         Common            477143101      130   100,000 Shrs   Call  Sole              0   100,000
MBIA Inc.                      Common            55262C100      190   100,000 Shrs   Call  Sole              0   100,000
Micron Technology              Common            595112103      110   250,000 Shrs   Call  Sole              0   250,000
Sprint-Nextel Corp.            Common            852061100       60   150,000 Shrs   Call  Sole              0   150,000
Washington Mutual Inc.         Common            939322103       71   141,600 Shrs   Call  Sole              0   141,600
Annaly Capital Management Inc. Common            035710409       50    50,000 Shrs   Call  Sole              0    50,000
Allied Capital Corp.           Common            01903Q108       40   100,000 Shrs   Put   Sole              0   100,000
American Capital Strategies
Ltd.                           Common            024937104      135    50,000 Shrs   Put   Sole              0    50,000
General Electric Co.           Common            369604103       32   200,000 Shrs   Put   Sole              0   200,000
Nordstrom Inc.                 Common            655664100       61   111,700 Shrs   Put   Sole              0   111,700
Winnebago Industries Inc.      Common            974637100       23    50,000 Shrs   Put   Sole              0    50,000